FAIR VALUE MEASUREMENTS (Company's Liabilities Measured At Fair Value) (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total fair value as of January 1, 2016	$ 0
Issuance of Debentures and Warrants related to November 2016 placement	5,519
Conversion of Debentures related to the November 2016 placement	(19)
Gain from revaluation of Debentures and Warrants related to November 2016 placement	(1,825)
Total fair value as of December 31, 2016	$ 3,675